Interests in associates and joint ventures - Interest joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Orange Concessions
Interests in associates and joint ventures
Main co-shareholders ownership interest in joint venture	50.00%
Ownership interest in joint venture	50.00%
Investments in joint ventures accounted for using equity method	€ 1,012	€ 1,057	€ 1,049
Swiatlowod Inwestycje Sp. z o.o. (FiberCo in Poland)
Interests in associates and joint ventures
Main co-shareholders ownership interest in joint venture	50.00%
Ownership interest in joint venture	50.00%
Investments in joint ventures accounted for using equity method	€ 332	306	298
Mauritius Telecom
Interests in associates and joint ventures
Main co-shareholders ownership interest in joint venture	34.00%
Ownership interest in joint venture	40.00%
Investments in joint ventures accounted for using equity method	€ 86	72	65
Other joint venture
Interests in associates and joint ventures
Investments in joint ventures accounted for using equity method	€ 14	€ 17	€ 10